Condensed Consolidated Interim Balance Sheets [Parenthetical] - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Allowance for Doubtful Accounts Receivable, Current	$ 19,694	$ 19,694	$ 38,600
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	10,000,000	10,000,000	10,000,000
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	500,000,000	250,000,000	150,000,000
Common Stock, Shares, Issued	247,873,882	205,328,106	48,885,107
Common Stock, Shares, Outstanding	247,873,882	205,328,106	48,885,107
Common Stock, Other Shares, Issued	41,271,880	44,271,880	47,909,336
Common Stock, Other Shares, Outstanding	41,271,880	44,271,880	47,909,336
Special Voting Preferred Stock [Member]
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	1	1	1
Preferred Stock, Shares Issued	1	1	1
Preferred Stock, Shares Outstanding	1	1	1